Deferred Policy Acquisition Costs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs	$ 3,314,715	$ 3,355,275	$ 3,336,699
Deferred Policy Acquisition Cost, Amortization Expense, Unrealized Investment Gains (Losses)	(7,448)	(15,671)	(45,839)
Deferred Policy Acquisition Costs Foreign Currency	(5,822)	31,603	119,974
Deferred Policy Acquisition Costs	3,543,925	3,314,715	3,355,275
Deferred Policy Acquisition Costs Assumed [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	947,014	885,450	802,213
Deferred Policy Acquisition Cost, Amortization Expense	(820,084)	(831,979)	(578,367)
Deferred Policy Acquisition Costs Allocated to Change In Value Of Embedded Derivatives [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Amortization Expense	114,877	(108,515)	(287,164)
Deferred Policy Acquisition Costs Retroceded [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	(13,411)	(13,838)	(9,192)
Deferred Policy Acquisition Cost, Amortization Expense	$ 14,084	$ 12,390	$ 16,951